CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - CAD ($) $ in Thousands	Share capital and premium [Member]	Capital reserve from share-based payment transactions [Member]	Amount received on account of financial instruments and other [Member]	Capital reserve from translation difference of foreign operations [Member]	Capital reserve from transaction with non-controlling interests [Member]	Capital reserve from transaction with main shareholder [Member]	Accumulated deficit [Member]	Equity attributable to owners of parent [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2022	$ 245,776	$ 15,167		$ 1,283			$ (239,574)	$ 22,652	$ 1,145	$ 23,797
Net loss	0	0		0			(9,498)	(9,498)	(730)	(10,228)	[1]
Total other comprehensive income (loss)	0	0		(1,188)			38	(1,150)	525	(625)	[1]
Total comprehensive loss	0	0		(1,188)			(9,460)	(10,648)	(205)	(10,853)	[1]
Common shares issued through private placement transaction, net of issuance costs	1,738	0		0			0	1,738	0	1,738
Common shares issued upon partial conversion of convertible debentures										0
Common shares issued as debts settlement with related party	613	0		0			0	613	0	613
Other comprehensive income (loss) classification	0	0		0			(111)	(111)	(1,709)	(1,820)
Share-based compensation	0	225		0			0	225	0	225
Expired and exercised options	5,755	(5,755)		0			0	0	0	0
Balance at Dec. 31, 2023	253,882	9,637	$ 0	95			(249,145)	14,469	(769)	13,700
Net loss	0	0	0	0			(10,585)	(10,585)	(1,186)	(11,771)
Total other comprehensive income (loss)	0	0	0	(1,360)			67	(1,293)	(142)	(1,435)
Total comprehensive loss	0	0	0	(1,360)			(10,518)	(11,878)	(1,328)	(13,206)
Common shares issued through private placement transaction, net of issuance costs	944	0	0	0			0	944	0	944
Recognition of conversion feature related to convertible debentures	0	0	297	0			0	297	0	297
Common shares issued upon partial conversion of convertible debentures										0
Common shares issued as share-based compensation with related party	318	0	0	0			0	318	0	318
Other comprehensive income (loss) classification	0	0	0	0			724	724	0	724
Share-based compensation	0	369		0			0	369	0	369
Expired and exercised options	9,856	(9,856)	0	0			0	0	0	0
Balance at Dec. 31, 2024	265,000	150	297	(1,265)	$ 0	$ 0	(258,939)	5,243	(2,097)	3,146
Net loss	0	0	0	0	0	0	(11,319)	(11,319)	(431)	(11,750)
Total other comprehensive income (loss)	0	0	0	(2,577)	0	0	48	(2,529)	85	(2,444)
Total comprehensive loss	0	0	0	(2,577)	0	0	(11,271)	(13,848)	(346)	(14,194)
Expiration of conversion feature related to convertible debentures	297	0	(297)	0	0	0	0	0	0	0
Recognition of conversion feature related to convertible debentures	0	0	364	0	0	0	0	364	0	364
Common shares issued upon partial conversion of convertible debentures	1,651	0	(256)	0	0	0	0	1,395	0	1,395
Common shares issued as consideration upon acquisition on non-controlling interest	314	0	0	0	(2,872)	0	0	(2,558)	2,558	0
Common shares issued upon debt settlement	190	0	0	0	0	0	0	190	0	190
Net Proceeds Received Upon Completion Of Private Placement Transaction	1,750	311	3,004	0	0	0	0	5,065	0	5,065
Common shares issued upon exercise of pre-funded warrants	1,316	0	(944)	0	0	0	0	372	0	372
Recognition of capital contribution from a main shareholder	0	0	0	0	0	33	0	33	0	33
Share-based compensation	0	14	0	0	0	0	0	14	0	14
Balance at Dec. 31, 2025	$ 270,518	$ 475	$ 2,168	$ (3,842)	$ (2,872)	$ 33	$ (270,210)	$ (3,730)	$ 115	$ (3,615)

[1]	Loss per share includes the effect of Reverse Share Split (see also Note 18A below).